Cover	Dec. 31, 2025
Cover [Abstract]
Entity Registrant Name	BT BRANDS, INC.
Entity Central Index Key	0001718224
Document Type	S-4
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	90-1495764
Entity Address Address Line 1	10501 Wayzata Blvd South
Entity Address Address Line 2	Suite 102
Entity Address City Or Town	Minnetonka
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55305
City Area Code	307
Local Phone Number	274-3055